Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Total shareholders' equity Group share	Issued capital [member]	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Non-controlling interests
Balance at beginning of period (in shares) at Dec. 31, 2019			38,888,379,000
Balance at beginning of period at Dec. 31, 2019	€ (16,430)	€ (16,430)	€ 9,722	€ 379,057	€ (811)	€ (303,086)	€ (92)	€ (101,221)	€ 0
Net profit (loss)	9,058	9,058						9,058
Other comprehensive income	83	83				44	39
Total comprehensive income (loss)	9,141	9,141				44	39	9,058
Increase (decrease) through appropriation of retained earnings, equity	0	0				(101,221)		101,221
Capital increase (shares)			6,886,871,000
Increase Decrease Through Capital Increase	37,064	37,064	€ 1,722	35,342		0
Increase (decrease) through share-based payment transactions, equity	217	217		217
Increase (decrease) through treasury share transactions, equity	(43)	(43)			(43)
Increase (decrease) through other changes, equity	€ 0	0		0
Balance at end of period (in shares) at Dec. 31, 2020	38,858,617		45,775,250,000
Balance at end of period at Dec. 31, 2020	€ 32,298	32,298	€ 11,444	416,965	(854)	(404,263)	(52)	9,058	0
Net profit (loss)	9,058
Total comprehensive income (loss)	9,141
Increase (decrease) through other changes, equity	€ (268)
Balance at end of period (in shares) at Jun. 30, 2021	45,775,250
Balance at beginning of period (in shares) at Dec. 31, 2020	38,858,617		45,775,250,000
Balance at beginning of period at Dec. 31, 2020	€ 32,298	32,298	€ 11,444	416,965	(854)	(404,263)	(52)	9,058	0
Net profit (loss)	58,201	58,201						58,201
Other comprehensive income	246	246				172	74
Total comprehensive income (loss)	58,447	58,447				172	74	58,201
Increase (decrease) through appropriation of retained earnings, equity	0	0				0		0
Capital increase (shares)			4,040,239,000
Increase Decrease Through Capital Increase	28,268	28,268	€ 1,010	27,258		0
Increase (decrease) through share-based payment transactions, equity	253	253		253
Increase (decrease) through treasury share transactions, equity	(131)	(131)			(131)
Increase (decrease) through other changes, equity	€ 0	0
Balance at end of period (in shares) at Dec. 31, 2021	49,815,489		49,815,489,000
Balance at end of period at Dec. 31, 2021	€ 119,097	119,097	€ 12,454	444,438	(986)	(404,090)	22	67,259	0
Net profit (loss)	(10,399)	(10,399)						(10,399)
Other comprehensive income	397	397				238	159
Total comprehensive income (loss)	(10,002)	(10,002)				238	159	(10,399)
Increase (decrease) through appropriation of retained earnings, equity	0	0				67,259		(67,259)
Capital increase (shares)			0
Increase Decrease Through Capital Increase	0	0	€ 0	0		0
Equity Component Of Bonds Convertible Or Exchangeable Into New Or Existing Shares Net Of Deferred Taxes	0	0		0		0
Increase (decrease) through share-based payment transactions, equity	148	148		148
Increase (decrease) through treasury share transactions, equity	(65)	(65)			(65)
Increase (decrease) through other changes, equity	(12)	(12)
Balance at end of period (in shares) at Jun. 30, 2022			49,815,489,000
Balance at end of period at Jun. 30, 2022	€ 109,166	€ 109,166	€ 12,454	€ 444,586	€ (1,050)	€ (336,605)	€ 181	€ (10,399)	€ 0